Note 3 - Acquisitions - Pro Forma Results of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Revenues	$ 333,323	$ 322,649	$ 313,759
Net income	$ 37,540	$ 31,609	$ 25,312
Earnings per share
Basic (in dollars per share)	$ 0.46	$ 0.41	$ 0.33
Diluted (in dollars per share)	$ 0.45	$ 0.41	$ 0.33